Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2020	May 31, 2019	May 31, 2018
Accounts receivable, allowance	$ 557	$ 503	$ 485
Prepaid expenses and other current assets, allowance	149	248	914
Accounts payable, consolidated variable interest entity without recourse	31,658	33,646	39,279
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	581,576	518,937	335,955
Income taxes payable, consolidated variable interest entity without recourse	87,331	79,067	54,844
Amounts due to related parties, consolidated variable interest entity without recourse	1,590	472	30
Deferred revenue, consolidated variable interest entity without recourse	1,317,645	1,268,318	1,244,748
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	12,392	18,607	13,782
Long term debt consolidated variable interest entities without recourse	0	0	0
Operating Lease Liability-current, consolidated variable interest entity without recourse	376,177	0	0
Operating Lease Liability non current consolidated variable interest entity without recourse	$ 1,054,149	$ 0	$ 0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	158,801,714	158,801,714	158,379,387
Common stock, shares outstanding	158,540,080	157,849,714	158,319,910